REVENUE AND EXPENSES (Details 4) - Codere Online Business [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Gambling taxes	€ 8,867	€ 7,402
Leases	575	488
Utilities, repairs and maintenance	1,258	285
Professional services and other expenses	28,639	26,320
Casino license royalties	4,255	2,241
Marketing expenses	35,063	34,429
Total	€ 78,657	€ 71,165